INVESTMENTS IN DEBT, EQUITY SECURITIES AND OTHER INVESTMENTS (Details 5) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
INVESTMENTS IN DEBT, EQUITY SECURITIES AND OTHER INVESTMENTS
Proceeds from sales of available-for-sale securities	¥ 22,766	¥ 24,440	¥ 34,587
Gross realized gains	¥ 494	3,323	5,858
Gross realized losses		¥ 460	¥ 1,156